Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ 159,250	$ 114,671
Non-renegotiated Portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	107,628	214,062
Renegotiated portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	52,617	28,119
Recoveries [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ (995)	$ (127,510)